Inventories - Movements in Obsolescence Allowances (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Inventory obsolescence allowances, Opening balance	kr 3,627	kr 3,386
Additions, net	1,378	2,266
Utilization	(1,457)	(1,781)
Translation differences	128	(244)
Inventory obsolescence allowances, Closing balance	kr 3,676	kr 3,627